DERIVATIVE LIABILITY (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend yield:	0.00%	0.00%	0.00%
Risk free rate	0.018%
Minimum [Member]
Term		0 years	0 years
Volatility		79.54%	107.00%
Risk free rate		0.10%	1.54%
Maximum [Member]
Term		1 year	2 years
Volatility		107.20%	133.00%
Risk free rate		1.59%	2.60%